Condensed Consolidated and Combined Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Statement Of Income And Comprehensive Income [Abstract]
Unrecognized gain (loss) on derivatives, tax	$ 0	$ 0	$ (0.1)	$ 0	$ 0	$ 0	$ 0
Unrecognized gain (loss) on benefit plans, tax	$ 0	$ 1.3	$ 0.1	$ 1.1	$ (23.9)	$ 4.6	$ (4.5)